Inventories - Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventory [Line Items]
Inventories	€ 9,996	€ 9,431
Cost of inventories recognised as expense during period	84,506	84,849
Cost
Disclosure Of Inventory [Line Items]
Inventories	11,176	10,593
Accumulated impairment
Disclosure Of Inventory [Line Items]
Inventories	€ (1,180)	€ (1,162)	€ (1,435)